Segment Reporting - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue recognized at a point in time	€ 5
Revenue recognized over time
Total Revenue	5
Cost of sales
Gross profit	5
Research and Development expenses	(11,141)		(12,706)
General & Administrative expenses	(4,789)		(4,506)
Net Other income/(loss)	(630)		1,262
Operating Loss	(16,555)		(15,950)
Net Financial income/(loss)	(42)		(15)
Loss before taxes	(16,597)		(15,965)
Income Taxes	0
Profit/(Loss) for the year	(16,597)	€ (12,667)	(15,965)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue recognized at a point in time	5
Total Revenue	5
Gross profit	5
Research and Development expenses	(72)		(94)
Net Other income/(loss)	10		134
Operating Loss	(57)		40
Net Financial income/(loss)			93
Loss before taxes	(57)		133
Profit/(Loss) for the year	(57)		133
Immuno-oncology [member]
Disclosure of operating segments [line items]
Research and Development expenses	(11,069)		(12,612)
Net Other income/(loss)	(840)		927
Operating Loss	(11,908)		(11,685)
Net Financial income/(loss)	(87)		(93)
Loss before taxes	(11,995)		(11,778)
Profit/(Loss) for the year	(11,995)		(11,778)
Corporate [member]
Disclosure of operating segments [line items]
General & Administrative expenses	(4,789)		(4,506)
Net Other income/(loss)	200		201
Operating Loss	(4,589)		(4,305)
Net Financial income/(loss)	45		(15)
Loss before taxes	(4,545)		(4,320)
Income Taxes	0
Profit/(Loss) for the year	€ (4,545)		€ (4,320)